AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
AVAILABLE-FOR-SALE SECURITIES [Abstract]
Schedule of carrying amount and fair value of the available-for-sale securities
		As of December 31, 2014
		Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Carrying amount and fair value
Short-term investment:

Ourgame International Holdings Limited ("Ourgame")	(a)	$16,380,050	$3,633,437	-	-	$20,013,487

		As of December 31, 2015
		Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Carrying amount and fair value
Short-term investment:

Ourgame	(a)	$17,281,947	$27,186,579	-	-	$44,468,526
Forgame Holdings Limited ("Forgame")	(b)	$22,825,900	-	$(2,538,912)	-	$20,286,988

Long-term investment:

Debt securities	(c)	$2,401,378	$367,816	-	-	$2,769,194